Advances to suppliers (Tables)	9 Months Ended
Sep. 30, 2025
Advances do Suppliers [Abstract]
Schedule of Advances to Suppliers

	09/30/2025	12/31/2024
Forestry development program	2,682,250	2,503,537
Advance to suppliers - others	87,696	92,133
	2,769,946	2,595,670

Current	87,696	92,133
Non-current	2,682,250	2,503,537
In the annual financial statements for the year ended December 31, 2024, the characteristics of the advances were disclosed, which did not change during the nine-month period ended September 30, 2025.